Assets held for sale and discontinued operations - Summary of discontinued operations in the Statement of Comprehensive Income (Details) - GBP (£) £ in Millions		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Profit after tax from discontinued operations		£ 131	£ 99
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement (losses)/gains on pension assets and post-retirement benefit obligations		(631)	593
Tax on items that will never be reclassified to profit or loss		159	(95)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax		(458)	514
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains/(losses) in respect of cash flow hedges	[1]	450	21
Net gains/(losses) in respect of cost of hedging		(64)	(43)
Tax on items that may be reclassified subsequently to profit or loss		(86)	6
Total other comprehensive income that will be reclassified to profit or loss, net of tax		2,469	296
Other comprehensive income for the period, net of tax		1,925	857
Total comprehensive income for the period		3,181	1,332
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Profit after tax from discontinued operations		131	99
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement (losses)/gains on pension assets and post-retirement benefit obligations		(126)	91
Net losses on financial liability designated at fair value through profit and loss attributable to changes in own credit risk		0	(1)
Tax on items that will never be reclassified to profit or loss		31	(39)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax		(95)	51
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains/(losses) in respect of cash flow hedges		8	(3)
Net gains/(losses) in respect of cost of hedging		4	(2)
Tax on items that may be reclassified subsequently to profit or loss		(3)	1
Total other comprehensive income that will be reclassified to profit or loss, net of tax		9	(4)
Other comprehensive income for the period, net of tax		(86)	47
Total comprehensive income for the period		£ 45	£ 146

[1]	Within the line item net gains in respect of cash flow hedges, there is an equal and opposite impact of £139 million (2021: £18 million) relating to spot foreign exchange movements on derivatives designated in cash flow hedges of foreign currency risk and interest rates. This has no net impact on the consolidated statement of comprehensive income. This is consistent with the Annual Report and Accounts for the year ended 31 March 2022.